FolioBeyond Alternative Income and Interest Rate Hedge ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 94.0%(a)	Par	Value
Federal Home Loan Mortgage Corp. REMICs
Series 4591, Class QI, 3.50%, 04/15/2046	$2,489,828	$386,847
Series 4791, Class JI, 4.00%, 05/15/2048	11,246,164	2,386,770
Series 4912, Class PI, 4.00%, 06/25/2049	931,482	188,066
Series 4998, Class GI, 4.00%, 08/25/2050	1,695,115	338,877
Series 5018, Class IN, 5.50%, 10/25/2050	3,027,588	739,741
Series 5023, Class IB, 4.50%, 10/25/2050	2,812,367	625,112
Series 5058, Class IP, 3.50%, 12/25/2050	16,631,698	3,376,048
Series 5068, Class AI, 3.00%, 11/25/2050	14,717,239	2,462,247
Series 5070, Class IH, 3.50%, 02/25/2051	3,578,184	708,577
Series 5086, Class BI, 3.00%, 03/25/2051	3,347,906	577,468
Series 5094, Class CI, 3.50%, 04/25/2036	3,550,405	325,584
Series 5102, Class MI, 4.50%, 04/25/2051	6,918,232	1,622,060
Series 5145, Class IH, 3.00%, 09/25/2051	1,514,409	254,078
Series 5151, Class HI, 4.00%, 08/25/2050	13,437,873	3,035,019
Series 5153, Class PI, 3.00%, 10/25/2051	36,521,697	4,743,522
Series 5159, Class BI, 3.00%, 03/25/2050	1,061,344	183,436
Series 5162, Class CI, 3.00%, 11/25/2050	10,053,393	1,724,450
Series 5169, Class IY, 4.00%, 01/25/2049	4,356,751	912,084
Series 5170, Class IC, 4.50%, 08/25/2050	16,808,891	3,899,037
Series 5188, Class LI, 3.00%, 02/25/2052	19,245,094	2,060,622
Series 5191, Class IJ, 3.00%, 02/25/2052	37,072,982	4,247,807
Series 5205, Class PI, 3.00%, 03/25/2052	7,732,018	737,552
Series 5206, Class XI, 3.50%, 08/25/2051	16,201,416	1,967,869
Series 5211, Class IH, 3.50%, 04/25/2052	17,696,795	2,802,956
Series 5227, Class BI, 3.50%, 08/25/2048	2,564,883	315,489
Series 5228, Class DI, 4.50%, 01/25/2046	5,742,488	783,721
Series 5236, Class UI, 4.00%, 12/15/2047	9,566,092	1,476,108
Series 5267, Class GI, 5.00%, 07/25/2047	2,275,513	240,862
Series 5274, Class PI, 5.50%, 02/25/2044	2,279,968	316,131
Series 5293, Class CI, 2.50%, 04/25/2051	20,136,257	3,140,153
Series 5410, Class IO, 4.00%, 05/25/2052	45,654,736	5,617,975
Series 5445, Class IO, 3.00%, 02/25/2052	38,226,298	4,762,431
Series 5446, Class EI, 6.00%, 08/25/2054	8,849,183	1,817,834
Federal Home Loan Mortgage Corp. Strips
Pool S1-5439, Series 363, Class C18, 4.50%, 09/15/2048	1,887,379	404,915
Series 389, Class C27, 4.00%, 10/15/2052	7,819,732	1,711,509
Federal National Mortgage Association REMICs
Series 2018-1, Class IY, 4.50%, 02/25/2048	3,156,971	699,161
Series 2018-56, Class IO, 4.00%, 08/25/2048	1,407,577	280,703
Series 2019-65, Class HI, 4.00%, 11/25/2049	656,181	137,852
Series 2020-20, Class GI, 3.50%, 04/25/2050	2,005,985	364,349
Series 2020-44, Class AI, 4.00%, 07/25/2050	1,597,583	312,202

Series 2020-78, Class KI, 4.00%, 07/25/2049	6,211,502	1,213,158
Series 2020-8, Class CI, 3.50%, 02/25/2050	1,311,562	231,676
Series 2020-88, Class IA, 3.50%, 11/25/2046	5,982,905	842,826
Series 2021-17, Class IA, 2.50%, 04/25/2051	16,768,859	2,337,564
Series 2021-17, Class IG, 4.00%, 02/25/2051	1,260,337	264,104
Series 2021-25, Class IJ, 3.50%, 05/25/2051	13,938,773	2,762,916
Series 2021-26, Class EI, 3.50%, 05/25/2041	863,855	112,055
Series 2021-30, Class NI, 4.50%, 03/25/2048	2,671,557	355,128
Series 2021-36, Class HI, 3.50%, 06/25/2051	3,129,006	620,974
Series 2021-69, Class HI, 4.00%, 01/25/2051	16,728,927	3,742,264
Series 2021-73, Class EI, 3.50%, 11/25/2051	889,064	158,198
Series 2021-79, Class LI, 3.00%, 11/25/2051	2,509,074	380,173
Series 2021-9, Class CI, 4.00%, 03/25/2051	19,785,669	4,163,142
Series 2021-93, Class KI, 3.00%, 08/25/2051	39,029,390	4,797,457
Series 2022-10, Class PI, 3.50%, 04/25/2051	12,991,119	1,976,869
Series 2022-18, Class DI, 3.50%, 07/25/2046	35,351,124	4,196,878
Series 2022-56, Class IA, 3.50%, 04/25/2052	28,439,270	3,140,347
Series 2022-87, Class BI, 5.50%, 11/25/2048	1,043,689	121,775
Series 2023-25, Class CI, 3.00%, 02/25/2052	22,361,849	3,130,780
Series 2024-9, Class GI, 3.50%, 10/25/2049	30,926,636	4,366,238
Government National Mortgage Association
Series 2018-127, Class ID, 5.00%, 07/20/2045	8,576,825	1,181,371
Series 2018-59, Class GI, 3.00%, 04/20/2048	5,104,519	788,884
Series 2019-119, Class IN, 5.00%, 09/20/2049	1,461,452	347,823
Series 2019-151, Class DI, 3.50%, 11/20/2048	3,731,137	551,047
Series 2019-27, Class PI, 4.50%, 02/20/2049	254,759	46,891
Series 2019-70, Class PI, 4.50%, 05/20/2048	1,510,433	236,499
Series 2020-1, Class PI, 4.50%, 01/20/2050	6,986,620	1,553,782
Series 2020-104, Class PI, 4.00%, 12/20/2049	2,501,186	433,905
Series 2020-165, Class IC, 2.50%, 11/20/2050	3,485,741	167,218
Series 2020-167, Class EI, 4.50%, 02/20/2049	3,030,589	673,170
Series 2020-167, Class ID, 4.00%, 11/20/2050	6,654,343	1,410,130
Series 2020-17, Class BI, 5.00%, 02/20/2050	506,328	109,906
Series 2020-189, Class IA, 4.00%, 12/20/2049	16,909,131	3,709,209
Series 2020-191, Class UE, 4.00%, 12/20/2050	774,943	159,115
Series 2020-191, Class UH, 3.50%, 12/20/2050	16,899,819	3,353,227
Series 2020-35, Class DI, 3.50%, 03/20/2050	482,491	84,093
Series 2020-51, Class EI, 4.50%, 01/20/2050	3,009,152	625,377
Series 2020-61, Class IC, 4.00%, 05/20/2050	3,448,470	716,967
Series 2020-93, Class PI, 3.00%, 04/20/2050	2,833,681	350,551
Series 2021-119, Class IO, 3.00%, 07/20/2051	4,210,949	677,921
Series 2021-136, Class IG, 4.00%, 02/20/2049	9,789,544	2,193,115
Series 2021-154, Class HI, 3.00%, 09/20/2051	50,641,973	6,161,690
Series 2021-160, Class IV, 3.50%, 12/20/2050	15,578,933	3,044,114
Series 2021-161, Class IC, 4.50%, 09/20/2051	1,805,252	401,602
Series 2021-161, Class XI, 3.50%, 09/20/2051	1,979,482	379,375
Series 2021-176, Class GI, 3.00%, 10/20/2051	2,233,134	345,569
Series 2021-177, Class LI, 3.00%, 10/20/2051	19,032,076	2,606,420
Series 2021-194, Class IQ, 2.50%, 11/20/2051	14,447,494	2,051,166

Series 2021-216, Class ID, 3.00%, 12/20/2051	42,081,661	6,597,361
Series 2021-225, Class IP, 3.00%, 12/20/2051	25,327,212	2,475,454
Series 2021-49, Class LI, 3.00%, 02/20/2051	18,048,796	3,141,985
Series 2021-49, Class WI, 2.50%, 05/20/2048	12,102,036	1,104,884
Series 2021-58, Class EI, 3.50%, 04/20/2051	3,665,923	711,233
Series 2021-91, Class IC, 3.00%, 05/20/2050	5,003,461	766,332
Series 2021-97, Class WI, 3.00%, 03/20/2050	16,801,544	2,860,081
Series 2022-10, Class GI, 4.50%, 01/20/2052	15,459,331	3,420,859
Series 2022-34, Class TI, 3.50%, 06/20/2049	4,774,994	879,647
Series 2022-46, Class DI, 4.00%, 03/20/2052	8,049,557	1,635,934
Series 2022-51, Class GI, 4.00%, 03/20/2052	15,888,494	3,458,706
Series 2022-6, Class PI, 3.50%, 01/20/2052	16,013,322	2,397,305
Series 2022-61, Class CI, 4.00%, 01/20/2047	8,823,556	1,705,634
Series 2022-61, Class GI, 3.00%, 11/20/2046	10,516,847	1,403,941
Series 2022-65, Class HI, 4.00%, 01/20/2050	3,998,730	585,279
Series 2022-81, Class GI, 3.50%, 03/20/2052	32,073,437	3,658,979
Series 2022-90, Class QI, 4.00%, 11/20/2047	4,234,508	369,969
Series 2023-18, Class IB, 5.00%, 02/20/2053	11,939,490	2,663,853
Series 2023-192, Class IE, 4.50%, 09/20/2049	22,968,194	4,602,346
Series 2023-25, Class EI, 3.00%, 08/20/2051	15,523,636	2,187,853
Series 2023-79, Class HI, 3.00%, 10/20/2051	18,117,302	2,838,735
Series 2024-26, Class LI, 5.00%, 02/20/2054	810,385	158,119
Series 2024-4, Class GI, 5.00%, 02/20/2053	19,666,682	4,699,757
Series 2024-4, Class IO, 3.00%, 09/20/2051	30,146,862	4,127,130
Series 2024-58, Class IA, 3.00%, 01/20/2052	43,237,995	6,779,765
Series 2025-25, Class IO, 3.50%, 09/20/2051	45,094,682	7,368,886
Series 2025-97, Class IO, 3.50%, 10/20/2051	31,810,725	5,266,768

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $203,455,616)		213,828,678

SHORT-TERM INVESTMENTS - 7.2%
Money Market Funds - 7.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	16,412,281	16,412,281

TOTAL SHORT-TERM INVESTMENTS (Cost $16,412,281)		16,412,281

TOTAL INVESTMENTS - 101.2% (Cost $219,867,897)		230,240,959
Liabilities in Excess of Other Assets - (1.2)%		(2,684,913)
TOTAL NET ASSETS - 100.0%		$227,556,046

Percentages are stated as a percent of net assets.

REMICs	Real Estate Mortgage Investment Conduits

(a)	Interest-only security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.